UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of registrant as specified in charter)

David D. Basten, President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(Name and address of agent for service)

Registrant’s telephone number, including area code: (434) 846-1361

Copies to:

Thomas S. Harman, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Date of fiscal year end: May 31, 2009

Date of reporting period: August 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

API TRUST EFFICENT FRONTIER

CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

	Principal/Shares	Value
Emerging Markets Growth—2.7%
SPDR S&P Emerging Middle East & Africa ETF	11,000	$688,820

Emerging Markets Value—2.8%
WisdomTree Emerging Markets High-Yield Equity Fund	14,000	697,340

Europe Market Indexes—2.1%
WisdomTree Europe Smallcap Dividend Fund	11,000	527,120

Global Government Bonds—2.7%
AllianceBernstein Global High Income Fund	54,000	673,380

Global Large Cap Stocks—3.1%
Cadbury PLC ADR*	17,000	784,040

International Large Cap Stocks—7.6%
Canadian Natural Resources, Ltd.	7,000	595,350
P T Telekomunikasi Indonesia ADR	20,000	696,400
WisdomTree International Dividend Top 100 Fund	11,000	621,500

		1,913,250

International Mid Cap Stocks—2.4%
Aracruz Celulose SA ADR	11,000	608,190

Japan Market Indexes—2.4%
iShares S&P/TOPIX 150	12,000	607,320

Latin America Market Indexes—5.1%
iShares S&P Latin America 40	15,000	703,800
Latin American Discovery Fund	26,500	592,275

		1,296,075

Pacific/Asia Large Cap Stocks—2.3%
Philippine Long Distance Telephone	10,000	592,900

Pacific/Asia Market Indexes—2.2%
iShares MSCI Pacific Ex-Japan	13,500	554,310

Pacific/Asia Small Cap Stocks—2.5%
iShares MSCI Taiwan	49,000	638,470

United Kingdom Market Indexes—2.9%
iShares MSCI Canada	24,000	730,560

U.S. Corporate Bonds—1.9%
Toyota Motor Credit Corp., 0.0%, due 5/7/2023	$500,000	492,000

U.S. Large Cap Stocks—35.5%
A T & T, Inc.	17,000	543,830
B B & T Corp.	36,500	1,095,000
Coca Cola Co.	12,000	624,840
Honeywell International, Inc.	13,000	652,210
iShares Dow Jones Select Dividend Index	12,000	638,880
J.P. Morgan Chase & Co.	25,000	962,250
KBW Bank ETF	21,000	688,170
KBW Capital Markets ETF	16,000	732,000
Kraft Foods, Inc.	21,154	666,563
Legg Mason, Inc.	25,000	1,113,250
Pacaar, Inc.	15,500	667,430
ProLogis	12,100	521,025
Ralcorp Holdings, Inc.	1,219	74,847

		8,980,295

U.S. Market Indexes—6.4%
ProShares Ultra Dow 30	13,000	810,940
ProShares Ultra S&P 500	13,000	796,900

		1,607,840

U.S. Mid Cap Stocks—6.4%
Donaldson Company, Inc.	18,000	790,380
Federated Investors, Inc.	25,000	836,000

		1,626,380

U.S. Small Cap Stocks—2.8%
Ambac Financial Group, Inc.	100,000	716,000

U.S. REIT’s—2.8%
iShares Cohen & Steers Realty Major	9,000	710,100

TOTAL INVESTMENTS—96.6% (cost $22,208,408)		24,444,390
OTHER ASSETS IN EXCESS OF LIABILITIES—3.4%		863,529

Net Assets—100.0%		$25,307,919

Cost for federal income tax purposes $22,208,408.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	3,340,677

Excess of tax cost over value	1,104,695

*	Non-income producing security.

API TRUST EFFICENT FRONTIER

GROWTH FUND

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

	Shares	Value
Emerging Markets Growth—0.8%
Claymore/BNY Mellon Frontier Markets	20,000	$434,000

Emerging Markets Value—5.5%
Claymore ETF BNY BRIC	33,000	1,425,600
Vanguard Emerging Markets ETF	36,000	1,478,160

		2,903,760

Europe Large Cap Stocks—1.7%
Vimpel Communications	37,000	889,110

Europe Market Indexes—1.7%
SPDR DJ EURO STOXX 50 ETF	18,500	897,435

Europe Mid Cap Stocks—0.7%
Aixtron Aktiengel	38,000	398,240

Global Large Cap Stocks—2.2%
Dr. Pepper Snapple Group, Inc.*	46,900	1,158,899

International Market Indexes—3.1%
iShares MSCI EAFE Growth Index	25,000	1,622,000

International Large Cap Stocks—1.8%
HDFC Bank Ltd.	10,500	950,145

International Small Cap Stocks—1.1%
iShares FTSE Developed Small Cap (ex North America) Index Fund	16,000	603,840

Japan Small Cap Stocks—1.2%
WisdomTree Japan SmallCap Dividend Fund	15,000	610,800

Latin America Market Indexes—3.1%
iShares S&P Latin America 40	35,000	1,642,200

Latin America Large Cap Stocks—2.6%
Gafisa SA	30,000	860,400
Gerdau SA	28,000	523,880

		1,384,280

Pacific/Asia Market Indexes—5.3%
BLDRS Emerging Markets 50 ADR Index Fund	35,000	1,599,500
iPath MSCI—India*	22,000	1,203,400

		2,802,900

Pacific/Asia Mid Cap Stocks—7.8%
iShares MSCI—Hong Kong	98,000	1,556,240
Mindray Medical International Ltd.	34,000	1,322,260
Morgan Stanley China A Share Fund, Inc.	37,000	1,259,850

		4,138,350

Pacific/Asia Small Cap Stocks—4.5%
iShares MSCI—Singapore	139,000	1,566,530
iShares MSCI—Taiwan	62,000	807,860

		2,374,390

Scandinavia Mid Cap Stocks—4.2%
Autoliv, Inc.	15,000	575,850
iShares MSCI—Sweden	66,700	1,620,810

		2,196,660

United Kingdom Large Cap Stocks—3.0%
ACE Ltd.	19,000	999,590
AGRIUM, Inc.	7,000	590,100

		1,589,690

U.S. Large Cap Stocks—5.6%
Franklin Resources, Inc.	10,000	1,045,000
Vanguard Growth ETF	33,000	1,944,360

		2,989,360

U.S. Market Indexes—6.9%
ProShares Ultra Russell 1000 Growth	30,000	1,671,000
ProShares Ultra Russell 2000 Growth	36,000	2,006,280

		3,677,280

U.S. Micro Cap Stocks—1.5%
Darwin Professional Underwriters, Inc.*	25,000	790,750

U.S. Mid Cap Stocks—24.5%
Copart, Inc.*	28,000	1,232,280
FLIR Systems, Inc.*	36,000	1,285,200
Inverness Medical Innovations, Inc.*	30,000	1,065,600
Nuance Communications, Inc.	56,000	884,800
PowerShares Dynamic Aggressive Growth Portfolio*	74,000	1,906,240
PowerShares Dynamic OTC Portfolio	40,000	1,932,800
ProShares Ultra Russell MidCap Growth	32,000	1,688,320
Vanguard Info Tech ETF	35,000	1,866,200
Waddell & Reed Financial, Inc.	34,000	1,094,800

		12,956,240

U.S. Small Cap Stocks—9.6%
Gamco Investors, Inc.	22,000	1,042,800
Hexcel Corp.*	39,000	810,420
Rofin-Sinar Technologies, Inc.*	29,000	1,172,180
Vanguard Small Cap ETF	30,000	2,035,800

		5,061,200

TOTAL INVESTMENTS—98.4% (cost $50,544,248)		52,071,529
OTHER ASSETS IN EXCESS OF LIABILITIES—1.6%		840,196

Net Assets—100.0%		$52,911,725

Cost for federal income tax purposes $50,544,248.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	5,272,082

Excess of tax cost over value	3,744,801

*	Non-income producing security.

API TRUST EFFICENT FRONTIER

INCOME FUND

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

	Principal/Shares	Value
Emerging Markets Debt—7.7%
iShares JP Morgan USD Emerging Markets Bond	5,000	$498,400
PowerShares Emerging Markets Sovereign Debt Portfolio	19,000	465,880

		964,280

Global Market Indexes—2.8%
iShares S&P Global Financials	6,000	356,160

International Corporate Bonds—6.7%
Pemex Proj. Fdg. Master Trust, 7.875%, due 2/1/2009	$500,000	508,484
Royal Bank Canada, 10.0%, due 6/13/2023	$200,000	177,900
WisdomTree Europe High-Yielding Equity Fund	3,000	158,430

		844,814

International Large Cap Stocks—1.4%
PowerShares International Dividend Achievers Portfolio	10,500	177,555

U.S. Corporate Bonds—19.2%
Lehman Bothers Holdings, 0.0%, due 4/21/2023	$1,000,000	1,000,000
Morgan Stanley, 0.0%, due 4/25/2023	$1,000,000	912,500
Toyota Motor Credit Corp., 0.0%, due 5/7/2023	$500,000	492,000

		2,404,500

U.S. Government Bonds & Notes—6.5%
U. S. Treasury Stripped Interest Payment, due 11/15/2014	$1,000,000	811,765

U.S. Large Cap Stocks—16.6%
First Trust Morningstar Dividend Leaders Index	19,000	304,570
Gabelli Equity Trust, Inc.	43,000	350,880
Rydex S&P Equal Weight Financial ETF	3,500	109,585
SPDR S&P Dividend ETF	15,500	759,190
Vanguard Dividend Appreciation ETF	3,600	185,688
Vanguard Large-Cap ETF	3,000	174,900
Vanguard Utilities ETF	2,500	198,375

		2,083,188

U.S. Market Indexes—15.0%
PowerShares DB US Dollar Index Bullish Fund	10,500	251,265
PowerShares Financial Preferred Portfolio	24,000	452,160
SPDR DJ Wilshire Total Market ETF	8,000	752,560
WisdomTree High Yielding Equity Trust	10,000	428,500

		1,884,485

U.S. Municipal Bonds—17.1%
California State, 5.0%, due 6/1/2032	$625,000	616,406
Schertz-Cibolo-UNLV City Texas, 0.0%, due 2/1/2031	$3,190,000	905,386
North Texas Highway Authority, 5.125%, due 1/1/2028	$625,000	623,056

		2,144,848

U.S. Small Cap Stocks—1.4%
Claymore/BBD High Income Index ETF	11,000	180,510

TOTAL INVESTMENTS—94.4% (cost $12,431,697)		11,852,105

OTHER ASSETS IN EXCESS OF LIABILITIES—5.6%	705,465

Net Assets—100.0%	$12,557,570

Cost for federal income tax purposes $12,431,697.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	71,051

Excess of tax cost over value	650,643

API TRUST EFFICENT FRONTIER

MULTIPLE INDEX FUND

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

	Shares	Value
Emerging Markets Growth—9.3%
iShares MSCI—South Africa	21,000	$1,156,260
SPDR S&P Emerging Asia Pacific ETF	15,000	992,250
SPDR S&P Emerging Europe ETF	20,000	1,054,800

		3,203,310

Emerging Markets Value—3.1%
Vanguard Emerging Markets	26,000	1,067,560

Europe Market Indexes—3.1%
iShares S&P Europe 350	12,000	545,760
SPDR DJ EURO STOXX 50 ETF	11,000	533,610

		1,079,370

Europe Mid Cap Stocks—6.3%
iShares MSCI—Austria	36,000	1,063,800
iShares MSCI—Spain	22,000	1,100,880

		2,164,680

Global Large Cap Stocks—4.8%
Vanguard Mega Cap 300 Growth Index ETF	36,000	1,657,800

Global Small Cap Stocks—3.6%
iShares Goldman Sachs Networking	41,500	1,224,250

International Market Indexes—6.3%
iShares MSCI EAFE Index	17,000	1,080,690
SPDR S&P BRIC 40 ETF	43,000	1,087,900

		2,168,590

International Mid Cap Stocks—5.4%
iShares MSCI Thailand Investable Market Index*	24,000	914,160
iShares MSCI Turkey Investable Market Index*	18,000	938,160

		1,852,320

Japan Large Cap Stocks—3.2%
iShares MSCI—Japan	97,000	1,107,740

Latin America Large Cap Stocks—3.6%
iShares MSCI—Mexico	24,000	1,248,960

Latin America Mid Cap Stocks—3.6%
iShares MSCI—Brazil	17,000	1,247,630

Pacific/Asia Market Indexes—11.7%
iShares FTSE/Xinhua China 25 Index Fund	21,000	884,310
iShares MSCI—Pacific Ex-Japan	27,000	1,108,620
PowerShares Golden Dragon Halter USX China Portfolio	42,000	1,013,040
SPDR S&P China ETF	16,000	1,038,240

		4,044,210

Pacific/Asia Mid Cap Stocks—3.2%
iShares MSCI—Australia	47,000	1,119,070

Pacific/Asia Small Cap Stocks—3.2%
iShares MSCI—Singapore	98,000	1,104,460

United Kingdom Market Indexes—1.7%
iShares MSCI—United Kingdom	30,000	577,800

U.S. Large Cap Stocks—4.3%
Rydex 2x S&P 500 ETF	28,000	1,481,200

U.S. Market Indexes—8.0%
iShares Dow Jones Total Market Index	18,000	1,145,520
PowerShares QQQ Trust	11,000	507,320
ProShares Ultra MidCap 400	16,000	1,096,320

		2,749,160

U.S. Micro Cap Stocks—2.9%
iShares Russell Microcap Index	21,000	1,005,270

U.S. Mid Cap Stocks—6.3%
PowerShares Zacks Micro Cap	73,000	981,850
WisdomTree Midcap Dividend Fund	25,000	1,204,750

		2,186,600

U.S. Small Cap Stocks—3.4%
ProShares Ultra SmallCap 600	21,000	1,155,210

TOTAL INVESTMENTS—97.0% (cost $31,011,035)		33,445,190
OTHER ASSETS IN EXCESS OF LIABILITIES—3.0%		1,040,302

Net Assets—100.0%		$34,485,492

Cost for federal income tax purposes $31,011,035.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	4,039,093

Excess of tax cost over value	1,604,938

*	Non-income producing security.

API TRUST EFFICENT FRONTIER

VALUE FUND

SCHEDULE OF INVESTMENTS

August 31, 2008

(Unaudited)

	Shares	Value
Emerging Markets Growth—5.4%
SPDR S&P Emerging Asia Pacific ETF	18,000	$1,190,700
SPDR S&P Emerging Markets ETF	12,000	751,080

		1,941,780

Europe Large Cap Stocks—2.2%
WisdomTree Europe Total Dividend	14,000	770,560

Global Large Cap Stocks—4.3%
ArcelorMittal	7,000	550,340
The Bank of Nova Scotia	21,000	966,000

		1,516,340

International Large Cap Stocks—7.5%
Banco Santander	47,000	798,060
iShares MSCI Value Index	15,300	872,559
StatoilHydro	32,950	1,009,259

		2,679,878

International Market Indexes—2.2%
BLDRS Developed Markets 100 ADR Index	30,000	770,400

International Mid Cap Stocks—2.0%
Market Vectors Russia ETF	18,000	696,060

International Small Cap Stocks—2.0%
Frontline Ltd.	12,000	724,920

Latin America Mid Cap Stocks—4.9%
iShares MSCI—Brazil	12,000	880,680
Tele Norte Leste	38,000	882,360

		1,763,040

Latin America Small Cap Stocks—2.4%
NET Servicos de Comunicacao	76,000	875,520

Pacific/Asia Market Indexes—3.4%
iShares MSCI—South Korea	16,000	692,320
PowerShares Dynamic Asia Pacific Opportunities Portfolio	25,000	511,250

		1,203,570

Pacific/Asia Mid Cap Stocks—2.0%
Dr. Reddy's Labs Ltd.	52,000	710,320

U.S. Large Cap Stocks—18.3%
Alcoa, Inc.	27,000	867,510
Boeing Company	10,000	655,600
Chubb Corporation	10,000	480,100
Deere & Company	9,000	635,130
ENSCO International, Inc.	8,000	542,240
Goldman Sachs Group, Inc.	6,000	983,820
International Business Machines, Inc.	9,000	1,095,570
KBW Insurance ETF	18,000	773,820
Transocean, Inc.	4,000	508,800

		6,542,590

U.S. Market Indexes—14.4%
ProShares Ultra QQQ	15,000	1,122,450
ProShares Ultra Financials	36,000	769,680
ProShares Ultra Russell 1000 Value	22,000	947,760
ProShares Ultra Russell 2000 Value	53,000	2,288,540

		5,128,430

U.S. Micro Cap Stocks—1.5%
Houston American Energy Corp	64,000	545,280

U.S. Mid Cap Stocks—22.1%
AllianceBernstein Holding L.P.	22,000	1,193,060
AmeriCredit Corp.*	83,000	878,140
Belden CDT, Inc.	23,000	845,020
CIT Group	131,000	1,350,610
Magellan Midstream Partners, L.P.	20,000	743,600
Rydex S&P Midcap 400 Pure Value	17,000	1,248,240
ProShares Ultra Russell MidCap Value	42,000	740,010
Silgan Holdings, Inc.	17,000	889,780

		7,888,460

U.S. Small Cap Stocks—4.4%
Penske Automotive Group, Inc.	46,000	609,500
Rydex S&P Smallcap 600 Pure Value	31,000	955,730

		1,565,230

TOTAL INVESTMENTS—99.0% (cost $33,930,531)		35,322,378
OTHER ASSETS IN EXCESS OF LIABILITIES—1.0%		352,674

Net Assets—100.0%		$35,675,052

Cost for federal income tax purposes $33,930,531.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	3,594,773

Excess of tax cost over value	2,202,926

*	Non-income producing security.

Investment Valuation

Effective June 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds' investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2008, in valuing the Funds' assets carried at fair value.

Capital Income Fund

Valuation Inputs	Investment in Securities

Level 1—Quoted Prices	$24,444,390
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total	$24,444,390

Growth Fund

Valuation Inputs	Investments in Securities

Level 1—Quoted Prices	$52,071,529
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total	$52,071,529

Income Fund

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$10,852,105
Level 2—Other Significant Observable Inputs	1,000,000
Level 3—Significant Unobservable Inputs	—

Total	$11,852,105

Multiple Index Fund

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$33,445,190
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total	$33,445,190

Value Fund

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$35,322,378
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	—

Total	$35,322,378

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Pension Investors Trust

By:	/s/ David D. Basten
David D. Basten President

Date: October 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David D. Basten
David D. Basten President

Date: October 24, 2008

By:	/s/ Charles D. Foster
Charles D. Foster Chief Financial Officer

Date: October 24, 2008